Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income	$ 2,889,351	$ 2,782,880
Convertible preferred stock dividends (Series A and D)	(183,423)	(183,423)
Net income available to common stockholders	$ 2,705,928	$ 2,599,457
Weighted average common shares outstanding	3,542,984	3,540,914
Effect of dilutive securities:
Options
Convertible preferred stock (Series A and D)	633,935	633,935
Weighted average common shares outstanding, diluted	4,176,919	4,174,849
Basic earnings per common share	$ 0.76	$ 0.73
Diluted earnings per common share	$ 0.69	$ 0.67